Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 3,698,466	$ 866,780	$ 100,315	$ 329,868	$ 337	$ 4,104	$ 4,999,870